Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring
Cost of cloud	€ 7	€ 20	€ (127)
Cost of software licenses and support	(8)	(9)	(6)
Cost of services	(31)	(70)	(13)
Research and development	(42)	(16)	(12)
Sales and marketing	(121)	(58)	3
General and administration	(19)	(4)	(2)
Restructuring expenses	€ (215)	€ (138)	€ (157)